3 BUSINESS COMBINATIONS (Details 1) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 12,340,927	$ 7,012,964		$ 36,145,589	$ 20,261,172
Earnings	$ (1,216,618)	$ (1,160,271)	$ (1,890,758)	(2,780,686)	(814,075)
Ameri Georgia
Revenue					8,600,000
Earnings					$ 1,000,000
BigTech
Revenue				500,000
Earnings				0
Virtuoso
Revenue				1,100,000
Earnings				200,000
DCM
Revenue				7,700,000
Earnings				$ 300,000